Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GREATER INDIA PORTFOLIO
Entity Central Index Key	0000918701
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000014297
Shareholder Report [Line Items]
Fund Name	Greater India Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Greater India Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Greater India Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Greater India Portfolio	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
AssetsNet	$ 290,180,297
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,180,297
# of Portfolio Holdings	64
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]